Stock Based Compensation Plans: (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	1,326,107
[custom:AmendedMaximumNumberOfOptionsAvailableUnderThePlan-0]	14,932,307
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	940,000
[custom:ConditionalOptionsGranted]	2,500,000
[custom:OptionExpense]	$ 467,111
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.58
Amount Payable In Event Of Change Of Control	$ 7,200,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	$ 1,000,000.0
[custom:SeveranceLiability-0]			$ 700,000